Right-of-use Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Right-of-use Assets
Balance at beginning of period	$ 1,908,877
Amortization	(58,010)	$ (61,447)
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.	1,888,715
Balance at end of period		1,908,877
Right-of-use Asset
Right-of-use Assets
Balance at beginning of period	1,908,877	2,199,779
Amortization	(58,010)	(115,183)
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.	(1,888,715)
Movement in exchange rates	$ 37,848	(175,719)
Balance at end of period		$ 1,908,877